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                                            Registration Statement Nos. 2-82592
                                                                        811-3696

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

     Pre-Effective Amendment No.                                             [ ]
                                 -----

     Post-Effective Amendment No.  37                                        [X]
                                 -----

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


     Amendment No.  39
                  -----

                        (Check appropriate box or boxes.)
--------------------------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            RESERVE TAX-EXEMPT TRUST
--------------------------------------------------------------------------------

(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code
                                                   -----------------------------

--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

            MaryKathleen Foynes, Esq.
            The Reserve Funds
            1250 Broadway
            New York, NY 10001-3701

  Approximate Date of Proposed Public Offering
                                              ----------------------------------

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)


  [ ] on (date) pursuant to paragraph (b)


  [ ] 60 days after filing pursuant to paragraph (a)(1)

  [ ] on (date) pursuant to paragraph (a)(1)

  [ ] 75 days after filing pursuant to paragraph (a)(2)


  [X] on March 1, 2000 pursuant to paragraph (a)(2) of rule 485.


if appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Commission is requested to send copies of all communications to:
                        MaryKathleen Gaza, Esq.
                        The Reserve Funds
                        1250 Broadway
                        New York, NY 10001-3701





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   [Logo]
           THE
         RESERVE
          FUNDS
Founders of
"America's First Money Fund"
         Est. 1970




                          TAX-EXEMPT MONEY-MARKET FUND
                           FOR RESIDENTS OF VIRGINIA


                                   PROSPECTUS
                                 MARCH 1, 2000

     The VIRGINIA TAX-EXEMPT FUND (a "Fund") of Reserve Tax-Exempt Trust is a money-market fund whose investment objective is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of Virginia as is consistent with preservation of capital and liquidity.

                               ------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----

          Investment Objectives & Principal Strategies.........     2
          Performance History..................................     5
          Fees & Expenses of the Fund..........................     5
          Management...........................................     6
          How to Buy Shares....................................     6
          Selling Fund Shares..................................     8
          Tax Consequences.....................................     9
          General Information..................................    10
          Financial Highlights.................................    10


                  INVESTMENT OBJECTIVES & PRINCIPAL STRATEGIES

     The investment objective of the Fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of Virginia as is consistent with preservation of capital and liquidity. The Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the Commonwealth of Virginia and its counties, municipalities, authorities or other political subdivisions. However, achievement of this objective cannot be assured.

     The Fund is designed for institutions and individuals as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and are designed to reduce or eliminate for the investor the mechanical problems of direct investment in money-market instruments such as scheduling maturities, evaluating the credit of issuers, investing in round lots, safeguarding receipt and delivery of securities and reinvesting.

     The Fund seeks to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Fund is principally invested in high quality, tax-exempt obligations issued by Virginia and its counties, municipalities, authorities or other political subdivisions that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

     The Fund's principal investment strategies include:

     o Investing primarily in municipal money-market securities. The Fund invests principally in high-quality, tax-exempt obligations issued by Virginia and its counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

     o Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income and state and local personal income taxes unless it has adopted a temporary defensive position. In addition, during periods when Reserve Management Co., Inc. ("RMCI") believes that municipal obligations meeting the Fund's quality standards are not available, the Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such

                                       2
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       securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT. However, as of the date of this Prospectus, the Fund does not intend to purchase such securities, but reserves the right to do so.

     o Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

     The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

     The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by their Boards of Trustees ("Trustees").

     Although not a principal strategy, the Fund is allowed to invest all or substantially all of its investable assets, except to the extent required to remain uninvested to satisfy cash requirements, in another open-end management company having the same investment objective and substantially similar policies and restrictions.

     RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available.

     The investment objective and principal strategies are summarized here. For more information on the investment objective and strategies, please read the Statement of Additional Information ("SAI"). The Fund may have to adopt a temporary defensive position in which event, the Fund might not be able to attain its objective.

     PRINCIPAL RISKS OF INVESTING IN THE FUND. The Fund is a money-market fund, which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

     While the Fund will strive to maintain a constant share price, the following factors and principal investment risks could reduce the Fund's income level and/or share price:

     o Interest rates could rise sharply causing the value of the Fund's securities and share price to drop.

     o The value of municipal securities may be affected by uncertainties and changes in municipal market-related legislation or litigation.

     o As to investments in industrial revenue development bonds and notes secured by letters of credit or guarantees of banks, there are risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

                                       3
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     o Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

     o The Fund concentrates its investments in securities of issuers located in the Commonwealth of Virginia and is non-diversified. This raises special concerns because performance is more dependent upon the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio. In particular, changes in the economic conditions and governmental policies of Virginia and its political subdivisions can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Further, the municipal market is volatile. As to the Virginia Tax-Exempt Fund, investors should consider that the credit quality of the Fund will depend on the continued financial strength of the Commonwealth and its political subdivisions. Virginia's continued financial strength rests in its ability to maintain low debt levels and a diverse economy.

[YEAR 2000. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900. Most of the services provided to the Trust depend on the smooth functioning of computer systems. The Trust could be adversely affected if the computer systems and service providers that interface with it are unable to process data from January 1, 2000 and after; however, steps are being taken to reasonably address this issue and to obtain assurance that comparable efforts are being made by service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust. In addition, because the Year 2000 issue affects virtually all organizations, the extent of its impact cannot be predicted.]

OTHER RISKS. These and other risks are discussed in more detail in the SAI. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well. Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue.

     The Reserve Funds' emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money-market funds, which may invest in commercial paper. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments which entail higher levels of risk.

                                       4
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                              PERFORMANCE HISTORY

     The Reserve Tax-Exempt Trust did not begin offering shares of the Virginia
Tax-Exempt Fund until March   , 2000. Therefore, the performance information
(including annual total returns and average annual total returns) for a full calendar year is not available.

     For the Fund's current yield, call toll-free 800 637-1700 or visit our web site at www.reservefunds.com

                          FEES & EXPENSES OF THE FUND

     If you buy and hold shares of the Fund, you may pay certain fees and expenses which are described in the table below. There are no sales charges (loads) or exchange fees associated with an investment in the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is included in the Fund's share price.

                         SHAREHOLDER FEES FOR THE FUND
                   (Fees paid directly from your investment)

          Sales Load Imposed on Purchases......................   None
          Sales Load Imposed on Reinvested Dividends...........   None


This is a no-load fund. There are no direct shareholder fees. Please see the "Annual Fund Operating Expenses for the Fund" table below.

                  ANNUAL FUND OPERATING EXPENSES FOR THE FUND
                 (Expenses that are deducted from Fund assets)


          Comprehensive Management Fee (a) ....................     80%
          Distribution (12b)-1 Fees (b) .......................   . 20
                                                                 -----
          Total Annual Fund Operating Expenses.................   1.00%
                                                                 -----
                                                                 -----


(a) The comprehensive management fee includes advisory and customary operating expenses. However, the Fund may be charged for certain non-recurring extraordinary expenses and its allocated or direct share of certain other expenses. See "Management".

(b) The Fund has adopted a Rule 12b-1 plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

     This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each

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year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
             --------     -----------     ----------     ---------
               $102          $ 318             --            --

PLEASE NOTE THAT THE ABOVE EXAMPLE IS AN ESTIMATE OF THE EXPENSES TO BE INCURRED BY SHAREHOLDERS OF THE FUND. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE REFLECTED ABOVE. YOU MAY PAY THE SAME IF YOU DID NOT REDEEM YOUR SHARES.

                                   MANAGEMENT

INVESTMENT ADVISER. Since November 15, 1971, Reserve Management Company, Inc. ("RMCI") 1250 Broadway, New York, NY 10001 and its affiliates have provided investment advice to The Reserve Funds. RMCI serves as the investment adviser to the Fund under an Investment Management Agreement (the "Agreement") with the Reserve Tax-Exempt Trust. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Fund. In addition to the Fund, RMCI provides investment management services to other mutual funds
within the Reserve family of funds and, as of February   , 2000, had
approximately $   billion under management.

     RMCI manages the investment portfolios of the Fund, subject to policies adopted by the Trustees. For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of the Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.

                               HOW TO BUY SHARES

SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. The Fund uses the amortized cost method of valuing its securities under Rule 2a-7 of the 1940 Act. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM Eastern time) every day the Exchange is open. NAV is not calculated on days the Exchange is closed and regional bank holidays. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Fund.

PURCHASE OF SHARES. The minimum initial investment is $1,000 (IRA minimum $250) with no minimum subsequent investment. All investments must be in U.S. dollars. Third-party, foreign and travellers checks, as well as cash investments will not be accepted. For clients of certain broker-dealers and financial institutions ("Firms"), shares may be purchased directly through such Firms. However, purchases may be subject to the Firms' own minimums and purchase requirements. Purchase orders are not accepted on days the Exchange is closed for trading and regional bank holidays.

     o By check--(drawn on U.S. bank) payable to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "pay to

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       the order of" line for each check made payable to The Reserve Funds or within the endorsement for each check endorsed to The Reserve Funds.

     o By wire--Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

     Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 11:00 AM (Eastern time), of the amount to be transmitted and the account to be credited Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds is received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 11:00 AM (Eastern time), will be considered received the next business day. Investors will be charged a fee $15 for any check that does not clear and will be responsible for any losses suffered by the Fund as a result.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. If you have an account, you may purchase shares of the Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Fund at 800-637-1700 for an application.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Fund as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan with information regarding administration fees and other details is available from the Fund.

THIRD-PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

DISTRIBUTORS. The Fund's distributor is Resrv Partners, Inc. ("RESRV"), 1250 Broadway, New York, NY 10001-3701.

RESTRICTIONS. Certain other restrictions and conditions for buying shares apply to the Fund. Please see the SAI for more information.

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                              SELLING FUND SHARES

     Investors may sell shares at any time. Shares will be sold at NAV determined after the redemption request is received by the Fund. The Fund usually transmits payments the same day when requests are received before 11:00 AM (Eastern time) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your properly completed request. The Fund strongly suggests (but does not require) that each telephone redemption be at least $1,000, except for redemptions which are intended to liquidate an account. A shareholder will be charged $2 for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged a fee (currently $10). The Fund assumes no responsibility for delays in the receipt of wired or mailed funds.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

     (1) redemptions for more than $5,000; or

     (2) redemptions on accounts whose address has been changed within the past 30 days; or

     (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

     You may redeem by calling the Fund at 800-637-1700. Unless you decline telephone privileges on your application and the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Fund, it is necessary to send a written request to the Fund with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

     Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies. Notaries public cannot provide signature guarantees. For more information about redemption procedures, please read the SAI.

CHECKING, VISA AND ATM ACCESS. You may redeem shares of the Fund by using your Reserve checks and VISA check card. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; or, is written against accounts with insufficient or uncollected funds. Please do not postdate your checks or use them to close your account. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some Firms, and some Firms may establish their own minimum check amount. Shareholders may use their VISA check card at ATM's to receive cash and may be charged a surcharge by the ATM owner. Please see the SAI for information including charges, fees, etcetera.

EXCHANGE PRIVILEGE. Investors can exchange all or some of their shares offered for shares in other Reserve money-market and equity funds. Investors can request an exchange in writing or by telephone. The shares of the other Funds are not offered by this Prospectus. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). Please see the SAI for more information.

OTHER AUTOMATIC SERVICES. Certain other services and restrictions for selling shares automatically are offered by the Fund. Please see the SAI for more information about these services and restrictions.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

OTHER. The Fund also reserves the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets). Further, the Fund reserves the right to:

          o refuse any purchase or exchange request,

          o change or discontinue its exchange privilege,

          o change its minimum investment amounts, and

          o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

                                TAX CONSEQUENCES

     The following discussion is intended as general information only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the applicability of state and local tax laws on Fund distributions. For more information, please see the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES. The Fund declares dividends daily and automatically reinvests them in additional shares monthly except for shareholders who elect in writing to receive cash dividends, in which case monthly or quarterly dividend checks are sent to the shareholder. There are no fees or sales charges on reinvestments.

     To maintain its regulated investment company status for federal income tax purposes, the Fund intends to satisfy certain requirements imposed by the Internal Revenue Code, so as to avoid any federal income or excise tax liability. Dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt interest dividends" are not subject to federal income taxes. To the extent the Fund invests in municipal obligations issued by the Commonwealth of Virginia or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state income taxes.

     The tax status of dividends and distributions will be detailed in annual tax statements from the Fund. An exchange of the Fund's shares for the shares of another fund will be treated as a sale of the Fund's shares and any gain may be subject to federal income tax.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS the Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Fund will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-resident alien account holders.

                              GENERAL INFORMATION

SMALL BALANCES. Because of the expense of maintaining accounts with small balances (less than $1,000), the Fund may choose without notice to either levy a monthly charge (currently $5) or redeem the account and remit the proceeds. Some Firms may establish variations of minimum balances and monthly charges if approved by the Fund.

RESERVE EASY ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options, which include yields, account balances, check reorders and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

SPECIAL SHAREHOLDER SERVICES. The Fund reserves the right to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks, copies of statements and special research services.

ACCOUNT STATEMENTS.  Shareholders are advised to retain all account statements.

                              FINANCIAL HIGHLIGHTS

The Trust did not offer shares of Virginia Tax-Exempt Fund until March ___,
2000.

                            ------------------------

      No person has been authorized to give any information or to make any representations other than
 those contained in this Prospectus and, if given or made, such information or representations must
   not be relied upon. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.
                            ------------------------

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.

These documents may be obtained without charge by writing to the address below or calling The Reserve Funds at 800-637-1700. You can download the documents from the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (800-SEC-0330) or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

 Investors are advised to read and retain this prospectus for future reference.

   [Logo]
           THE
         RESERVE
          FUNDS
Founders of
"America's First Money Fund"
         Est. 1970


1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--WWW.RESERVEFUNDS.COM

Distributor -- Resrv Partners, Inc.
RTET/states-03/2000

SEC File Number
Reserve Tax-Exempt Trust
811-3696



   [Logo]
           THE
         RESERVE
          FUNDS
Founders of
"America's First Money Fund"
         Est. 1970




VIRGINIA TAX-EXEMPT FUND




PROSPECTUS
MARCH 1, 2000

                            RESERVE TAX-EXEMPT TRUST
                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 |X| 800-637-1700

                            ------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
                Nationwide 800-637-1700 |X| www.reservefunds.com

                          Tax-Exempt Money-Market Fund
                            for Residents of Virginia

                       Statement Of Additional Information

This Statement of Additional Information ("SAI") describes the Virginia Tax-Exempt Fund (the "Fund") of Reserve Tax-Exempt Trust (the "Trust"). At the date of this SAI, there were ten (10) separate series of Reserve Tax-Exempt Trust authorized and outstanding (Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds) authorized and outstanding. Additional series (fund) may be added in the future by the Board of Trustees. The Reserve Tax-Exempt Trust was organized as a Massachusetts business trusts on January 25, 1983 and is an open-end management investment company commonly known as money-market mutual fund. This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus dated March 1, 2000 and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Fund at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference & other information regarding the Fund. This Statement is dated March 1, 2000.

     TABLE OF CONTENTS                                                  PAGE

     Description of the Fund                                              2
     Management of the Trust                                              9
     Investment Management, Distribution and Custodian Agreements        12
     Information About the Trust                                         14
     How to Buy and Sell Shares                                          15
     Dividends, Distributions and Taxes                                  21
     Yield Information                                                   23
     General Information                                                 24

Shares of the Fund are Neither Guaranteed nor Insured by the U.S. Government and there can be no Assurance that the Fund will be able to Maintain a Stable Net Asset Value of $1.00 per Share.

                             DESCRIPTION OF THE FUND

         The investment objective of the Fund is to seek as high a level of short-term interest income exempt from federal income and state and local personal income and/or property taxes, if any, for resident holders of the Virginia Fund as is consistent with preservation of capital and liquidity. The Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the Commonwealth of Virginia and its counties, municipalities, authorities or political subdivisions. Achievement of the Fund's objective cannot be assured. This investment objective may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 ("1940 Act"). However, achievement of this objective is not guaranteed.

         Investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

         The Fund is designed for institutions and individuals as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and is designed to reduce or eliminate for the investor the mechanical problems of direct investment in money-market instruments such as scheduling maturities, evaluating the credit of issuers, investing in round lots, safeguarding receipt and delivery of securities and reinvesting.

         Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life.)

         Investment management companies can be divided into "diversified" and "non-diversified". Under Section 5(b), a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities. Any investment management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2). The Trust is a non-diversified mutual fund. However, the Fund intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on the Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, the Fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities. A "single state" tax-exempt fund, such as this Fund, is also subject to this 5% limitation, but only as to 75% of its total assets. With respect to the remaining 25% of the Fund's assets, more than 5% may be invested in securities of a single issuer as long as the securities are "first-tier" securities (i.e., securities rated in the highest short-term category for debt by at least two nationally recognized statistical rating organizations, shares of another money-market fund, or U.S. government securities).

         Reserve Management Co., Inc. ("RMCI") serves as the Fund's Investment Adviser. Resrv Partners, Inc. ("RESRV"), which is a wholly owned subsidiary of RMCI, is the distributor of the Fund's shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701.

         The following information supplements and should be read in conjunction with the Prospectus.

Supplemental Investment Policies. The Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. A majority of the outstanding shares of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund cannot:

(1) invest in any security other than those discussed herein or in the Prospectus;

(2) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities), and not in an amount to exceed 5% of the value of its total assets;

(3) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act");

(4) act as an underwriter with respect to the securities of others to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(5) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in municipal obligations, U.S. governments or instruments secured by such obligations; with respect to not concentrating the Fund's investment in any particular industry, the Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(6) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, the Fund may purchase municipal obligations secured by interests in real estate;

(7) lend more than 33 1/3% of the value of its total assets except to the extent its investments are considered loans;

(8) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, the Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund's option; and

(9)      make investments on a margin basis.

         Notwithstanding the foregoing investment restrictions, the Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

         Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. Rather than investing directly in securities, the Fund would be a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in the Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds.

         Other Policies. The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice. Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Fund's ability to purchase municipal securities on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of such municipal obligations. During the period between the purchase and settlement dates, no payment is made by the Fund to the issuer and no interest accrues to the Fund on such securities. To the extent that assets of the Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, the Fund will earn no income, however, it is the Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that the Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

         The Fund may purchase participation interests in municipal obligations from financial institutions. A participation interest gives the Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks.

         Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT. However, as of the date of this Prospectus, the Fund has not and does not purchase such securities, but reserves the right to do so depending on market conditions in the future.

         Although it is not the current intention, from time to time the Fund may invest in taxable short-term investments ("taxable investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), deposit-type obligations, acceptances, letters of credit of Federal Deposit Insurance Corporation member banks and instruments fully collateralized by such obligations, including repurchase agreements. Unless the Fund has adopted a temporary defensive position, no more than 20% of the net assets of the Fund will be invested in taxable investments at any time.

         RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

Types of Securities. Money-market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money-market fund having demand or put features which have the effect of shortening the security's maturity. Municipal money-market securities include variable rate demand bonds, commercial paper, municipal notes and shares of municipal money-market funds.

         Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

         Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Repurchase Agreements. A repurchase agreement ("repo") transaction occurs when the Fund purchases and simultaneously contracts to resell securities at fixed prices determined by the negotiated yields. The Fund will limit repo transactions to those financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. Repos are considered by the SEC staff to be loans by the Fund that enters into them. Repos could involve risks in the event of a default or insolvency of the repo counter-party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. The Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation, the Fund could incur a loss and may incur costs in disposing of the underlying security. The Fund will not hold more than 10% of its net assets in illiquid securities, including repos with a term greater than seven (7) days.

Risks of Investing in the Fund. The investment risks of the Fund is specific to the particular type of municipal obligation, as well as general investment risks that may affect the municipal money-market as a whole.

         There are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

         The risks associated with electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety, and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

         A major revenue source for the health care industry is payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs. Many other factors may affect health care-related obligations, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

         Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of housing projects, including but not limited to: acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

         Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities. Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends as well as the price and availability of fuel. The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

         Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.

         In view of the Fund's investment in industrial development revenue bonds and notes secured by letters of credit or guarantees of banks, an investment in the Fund's shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money-market conditions. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

         Many factors affect the Fund's performance. Because the Fund invests in a specific state, the Fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund. The Fund's yields will change daily based on changes in interest rates and market conditions. Although the Fund has managed to maintain a stable $1.00 share price since inception, there is no guarantee that the Fund will be able to continue to do so.

         The principal risk factors associated with investment in the Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise the Fund's assets; consequently when you sell (redeem) your shares of the Fund, they could be worth more or less than what you paid for them.

         Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

         The value of municipal securities may be affected by uncertainties in the municipal market-related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time. Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund's distributions. This could have a significant impact on the prices of some or all of the municipal securities held by the Fund, making it more difficult for a money-market fund to maintain a stable net asset value ("NAV") per share.

         Debt and money-market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money-market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the Fund's investments could cause the Fund's share price to decrease.

         Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

         In response to market, economic, political or other conditions, RMCI may temporarily use a different investment strategy for defensive purposes. If RMCI does so, different factors could affect the Fund's performance, and the Fund may distribute income subject to federal or local or state personal income tax. The Fund may enter into repurchase and reverse repurchase agreements for temporary defensive purposes. A repurchase agreement transaction occurs when the Fund purchases and simultaneously contracts to resell securities at fixed prices determined by the yields negotiated. The Fund will limit repurchase agreement transactions to those financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by each Trust's Board of Trustees. The investment adviser will follow procedures intended to provide that all acquired repurchase agreements are at least 100% collateralized as to principal and interest. The Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's custodian. If the seller defaults on the repurchase obligation, the Fund could incur a loss, and may incur costs in disposing of the underlying security. The Fund will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements with a term greater than seven (7) days.

         The Fund may sell securities in a reverse repurchase agreement when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repurchase agreement transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of the security to a second party in return for a percentage of its value. By paying back to this party the value received plus interest, the Fund repurchases the transferred security. It is the Fund's policy that entering into a reverse repurchase agreement will be for temporary purposes only, and, when aggregated with other borrowing, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

         Certain banks and other municipal securities dealers have indicated a willingness to sell municipal obligations to the Fund accompanied by a commitment to repurchase the securities at the Fund's option or at a specified date, at an agreed upon price or yield within a specified period prior to the maturity date of such securities at amortized cost. If a bank or other municipal securities dealer were to default under such standby commitment and fail to pay the exercise price, the Fund could suffer a potential loss to the extent that the amount paid by the Fund, if any, for the municipal obligation with a standby commitment exceeded the current value of the underlying municipal obligation. If a bank or other municipal securities dealer defaults under its standby commitment, the liquidity of the security subject to such commitment may be adversely affected.

         Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

         Another risk factor associated with investment in the Fund is "non-diversification". As a non-diversified investment company, the Fund is permitted to have all of its assets invested in a limited number of issuers. Further, the Fund's investment in securities issued by the Commonwealth of Virginia and its political subdivisions provides a greater level of risk than a fund which is invested across numerous states and municipal entities because the Fund's investment securities may be more susceptible to any single economic, political or regulatory occurrence. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; as well as the underlying condition of the state, and its municipalities, etceteras. However, the Fund intends to qualify as a "regulated investment company" for purposes of the "Subchapter M" of the Internal Revenue Code. This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

         Further, there are risks particular to Virginia. For a better understanding of these risks, please read below:

Risk Factors of Concentrating in Virginia. Specifically, the credit quality of the Virginia Tax-Exempt Fund will depend on the continued financial strength of the Commonwealth of Virginia and its political subdivisions. Historically, the Commonwealth has maintained low debt levels allowing the State to carry a AAA rating since 1938. The Commonwealth's economy has benefited from its proximity to Washington D.C. and the resulting high number of federal government jobs. The Commonwealth has experienced an explosion in population in recent years increasing the need for infrastructure spending. This spending will add to Virginia's moderate debt load. Moreover, Virginia will have to contend with the revenue loss caused by the elimination of its vehicle tax. While these issues present challenges to the Commonwealth of Virginia, continued conservative management and their successful economic diversification in the last decade should enable the Commonwealth to remain stable. Currently, Virginia's general obligation bonds are rated AAA by both Moody's and S&P.

Transaction Charges and Allocation. As investment securities transactions made by the Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.

         Subject to the overall supervision of the officers of the Fund and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

         When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for the Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                             MANAGEMENT OF THE TRUST

         The Fund's Trustees are responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the Fund and those companies that furnish services to the Funds.

         Trustees and executive officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below:

*++BRUCE R. BENT, 63, President, Treasurer and Trustee, 1250 Broadway, New York, NY 10001-3701. Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"); Director and President of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Chairman and Director of Resrv Partners, Inc. ("RESRV").

         Mr. Bent co-founded The Reserve Funds in 1970 and has been an executive officer since then.

*++BRUCE R. BENT II, 33, Trustee, Senior Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.

Mr. Bent II joined The Reserve Funds in 1992 and is Senior Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES. Mr. Bent II is also Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Secretary and Director of Resrv Partners, Inc. ("RESRV").

+EDWIN EHLERT, JR., 69, Trustee, 125 Elm Street, Westfield, NJ 07091.

         Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RTET, RNYTET and RPES.

+HENRI W. EMMET, 73, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

         Mr. Emmet retired as the Managing Director of Servus Associates, Inc. in 1994 and U.S.A. Representative of the First National Bank of Southern Africa in 1996. Since 1995, Mr. Emmet has served as a Principal of Global Interaction, which provides consulting services to international banking interests. He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+DONALD J. HARRINGTON, C.M., 54, Trustee, St. John's University, Grand Central & Utopia Parkways, Jamaica, NY 11439.

         The Reverend Harrington is currently President of St. John's University, NY, and a Director of the Bear Stearns Companies, Inc. since 1993. He is currently a Trustee RF, RIT, RTET, RNYTET and RPES.

+DIANA P. HERRMANN, 42, Trustee, 380 Madison Avenue, Suite 2300, New York, NY 10017.

         Ms. Herrmann has been President and COO of Aquila Management Corporation ("Aquila"), sponsors of 14 mutual funds with over $_____ in assets as of February __, 2000. Ms. Herrmann has been employed with Aquila since 1986. She is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM J. MONTGORIS, 52, Trustee, 286 Gregory Road, Franklin Lakes, NJ 07417.

         Mr. Montgoris is formerly Chief Operating Officer of the Bear Stearns Companies, Inc. (1979-1999). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM E. VIKLUND, 59, Trustee, 110 Grist Mill Lane, Plandome Manor, NY 11030-1110.

         Mr. Viklund is formerly President and COO of Long Island Bankcorp and President and CEO of Long Island Savings Bank (1980-1996). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

*ARTHUR T. BENT III, 31, Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.

         Mr. Bent III joined The Reserve Funds in 1997 and is Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES. Mr. Bent III is also Vice President and Treasurer of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Treasurer and Director of Resrv Partners, Inc. ("RESRV"). Before joining Reserve, he was a private investor.

MARYKATHLEEN F. GAZA, 30, Director of Compliance and Legal Affairs and Secretary, 1250 Broadway, New York, NY 10001-3701.

         Ms. Gaza is Director of Compliance and Legal Affairs and Secretary of RF, RIT, RNYTET, RTET and RPES. Before joining The Reserve Funds in 1998, Ms. Gaza was a staff attorney at PaineWebber, Inc. (1997-1998). Prior to that, Ms. Gaza worked for the U.S. House of Representatives as a District Manager for a Member of Congress (1995-1997).

JAMES M. FREISEN, 42, Controller, 1250 Broadway, New York, NY 10001-3701.

         Mr. Freisen is Controller. Before joining The Reserve Funds in 1999, Mr. Freisen was an Assistant Vice President at Paine Webber, Inc. (1998-1999). Prior to that, he was Assistant Vice President, Bank of New York (1997-1998); Assistant Vice President, Fifth Third Bank (1995-1997); and Vice President, Smith Barney (1991-1995).

--------
+ Messrs. Ehlert, Emmet, Harrington, Montgoris, Viklund and Ms. Herrmann are members of a Review Committee which performs the functions of an Audit Committee and reviews compliance procedures and practices.

++ Interested Trustee within the meaning of the 1940 Act. The members of the Board of Trustees who are not Interested Trustees will be paid a stipend of $3,500 for each joint Board meeting they attend and an annual fee of $16,000 for service to all of the trusts in the complex.

* Mr. Bent is the father of Mr. Bent II and Mr. Bent III.

         Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability of obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

         As of February __, 2000, the Trust's records reflect that the Trustees and officers directly or indirectly as a group owned less than 1% of the outstanding shares of the Fund. The Trust does not pay any pension or retirement benefits to its Trustees.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 1999


                                                        AGGREGATE                         TOTAL COMPENSATION
                                                      COMPENSATION                   FROM TRUST AND TRUST COMPLEX
         NAME OF TRUSTEE, POSITION                   FROM THE TRUST              (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE
         -------------------------                   --------------               ------------------------------------
Bruce R. Bent, President and Trustee                  $      0                                $        0
Bruce R. Bent II, Vice President and Trustee                 0                                         0
Edwin Ehlert, Jr., Trustee                               1,973                                    30,500
Henri W. Emmet, Trustee                                  1,973                                    30,500
Rev. Donald J. Harrington, Trustee                       1,973                                    30,500
Diana P. Herrmann, Trustee                                 226                                     3,500
William J. Montgoris, Trustee                                0                                         0
William E. Viklund, Trustee                              1,488                                    23,000

         None of the executive officers of the Fund had allocated cash remuneration in excess of $60,000 during the last fiscal year ending May 31, 1999 for services rendered to the Fund.

         The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

         [As of February _____, 2000, no persons were known by the Trust to own of record or beneficially 5% or more of the outstanding shares of the Fund].

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                             AND CUSTODIAN AGREEMENT

Investment Management Agreement Reserve Management Company, Inc. ("RMCI" or "Adviser"), 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Fund and provides them with investment advice. Under the Investment Management Agreement, RMCI manages the Fund's investment in accordance with the Fund's investment objective and policies, subject to overall approval by the Trustees.

         Presently, under the terms of the Investment Management Agreement with the Fund, the Fund pays RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and fees of the disinterested Trustees, for which the Fund pays its direct or allocated share.

         From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

         The Investment Management Agreement for the Fund was duly approved by shareholders in 1999, and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of the Fund or by RMCI.

Distribution Agreement. The Fund's Distributor is RESRV. The Fund has authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor is the "principal underwriter" for the Fund within the meaning of the Investment Company Act of 1940 and, as such, acts as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's principal business is the distribution of mutual fund shares.

         The Distribution Agreement may be renewed annually if specifically approved by the Board of Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

Plan of Distribution. The Fund maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Board and approved by its shareholders. Under the Plan, the Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firms") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to the Fund by increasing assets under management, and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Fund and its shareholders.

         Under the Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

         During the fiscal year ended May 31, 1999, $576,256 was paid under the Plan by the Reserve Tax-Exempt Trust. Any such payments are intended to benefit the Fund by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services. During the fiscal year ended May 31, 1999, substantially all payments made by the Trust were to brokers or other financial institutions and intermediaries for share balances in the Trust.

         The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of the Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

Transfer Agent and Dividend-Paying Agent. The Reserve Tax-Exempt Trust acts as its own transfer agent and dividend-paying agent.

Custodian and Independent Accountant. The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004 is Custodian of the Fund's securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286 and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540 are Custodians for the Fund for limited purposes in connection with certain repurchase agreements. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 is the Fund's independent accountant.

                           INFORMATION ABOUT THE TRUST

         The Reserve Tax-Exempt Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of the Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Advisory Agreement or change the fundamental investment policies) or by the Declaration of Trust.

         Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

         The Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the Fund, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Fund intends to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

         As stated previously, to date, the Board of Trustees has authorized the creation of ten (10) series (funds) of the Reserve Tax-Exempt Trust (Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds). All consideration received by the Trust for shares of a Fund and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one fund are treated separately from those of the other fund. The Trust has the ability to create, from time to time, a new fund without shareholder approval.

         Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Fund's obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Fund, and each investment portfolio's, obligations to third parties, and requires that every written contract made by the Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a majority of the affected shareholders. For this purpose a "majority" is constituted by either 50 percent of all shares voting as a group or 67 percent of the shares voted as a group at an annual meeting of shareholders at which at least 50 percent of the shares of each group are represented.

                           HOW TO BUY AND SELL SHARES

Purchases -- General. Shares of the Fund are sold without a sales charge. You may be charged a fee if you effect transactions in shares of the Fund through a securities dealer, bank or other financial institution. The Fund reserves the right to reject any purchase order.

         The minimum initial investment in the Fund is $1,000, unless you are a client of a securities dealer, bank or other financial institution, which maintains an omnibus account in the Fund, or if you are an IRA customer. There is no minimum subsequent investment. The initial investment must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Fund. In addition, the Fund does not accept cash investments or travellers or third party checks. The Fund reserves the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Fund. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Fund reserves the right to change the minimum investment amount at any time.

         The Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 11:00 AM (Eastern time) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 11:00 AM (Eastern time), will be considered received the next business day. Investors will be charged a fee for any check that does not clear. The Fund will only give credit for investments in the Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, the Fund must be notified before 11:00 AM (Eastern time) of the amount to be transmitted and the account to be credited. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars, and are credited to shareholder accounts only upon their conversion into federal funds, which normally takes one or two business days following receipt. Checks delivered to the Fund after 11:00 AM (Eastern time) are considered received on the following business day.

         If shares of the Fund are purchased by check or Reserve Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may be up to ten (10) calendar days from date of purchase.

Share Price: NAV. The valuation of the Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

         The extent of any deviation between the Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Trusts are required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV, which is calculated at the close of each business day as defined in the Prospectus. The NAV is not calculated on days the Exchange is closed for trading and on certain regional banking holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; in addition, regional bank holidays are: Columbus Day and Veterans Day. The NAV of the Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Fund has managed to do so since inception.

         The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Board of Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.

         In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.

Share Certificates. Share certificates are not issued by the Fund.

Reserve Automatic Asset-Builder Plan. If you have an account, you may purchase shares of the Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account; from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also make arrangements for the direct deposit of your payroll into your Fund account. Please call The Reserve Funds at 800-637-1700 for an application.

Redemptions -- General. Redemption payments will normally be made by check or wire transfer but the Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions-in-kind are further limited by the Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

Written and telephone requests. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

         To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

         (1)      redemptions for more than $5,000; or
         (2) redemptions on accounts whose address has been changed within the past 30 days; or
         (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

         You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the

Fund with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

         Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Fund may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 800-637-1700.

Reserve Cash Performance Account. The Reserve Cash Performance Account ("CPA") and the Reserve Cash Performance Account Plus ("CPA Plus") provide a comprehensive package of additional services to investors. These packages provide a check arrangement where checks are issued to Reserve shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Fund. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transactions activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some brokers and financial institutions ("Firms").

         A VISA Check Card (a debit card) is also available with these packages. The VISA card functions exactly as does a conventional VISA credit card except that the cardholder's Reserve account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA card to get cash at ATMs. Investors receive a 1% cash rebate on all VISA purchases which is credited to their Reserve account. As with the checking facility, VISA charges are paid by liquidating shares in your Reserve account, but any charges that exceed the balance will be rejected. VISA card issuance is subject to credit approval. Reserve, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA cards are intended to provide investors with easy access to their account balances.

         VISA cardholders may be liable for the unauthorized use of their card, if the Fund or the bank is not notified of the theft or loss within two (2) business days. If the Fund or bank is notified within the specified period, the card holder is only liable up to the amount set by Federal regulations, currently $50. Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently BankOne at 800-VISA911 or 402-331-5152, which can be reached 24 hours a day, seven (7) days a week or the Funds at 800-637-1700 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 AM to 5:00 PM, Eastern time).

         For the different attributes associated with CPA and CPA Plus packages, please call The Reserve Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA Plus service fee (currently $60 which may be charged to the account at the rate of $5 monthly). CPA and CPA Plus participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.

         The use of checks and VISA cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.

Touch-Tone Bill Payment Service. [In the near future, the Fund will offer its shareholders this service which gives you the flexibility of paying bills over the telephone on an automatic or variable basis. Terms, conditions and restrictions will be outlined in the User Guide and Application.]

Reserve On-Line Access. [In the near future, the Fund will offer its shareholders on-line check writing which gives you the ability of paying bills with the use of your home computer on an automatic or variable basis. Terms, conditions and restrictions will be outlined in the User Guide and Application.]

Stop Payments. The Fund will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Fund by 2:00 PM (Eastern time) will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Automatic Withdrawal Plans. If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Fund. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Fund. The Fund may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

Automatic Transfer Plans (ACH). You may redeem shares of the Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Fund may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

Exchange Privilege. A shareholder may exchange shares at NAV with all Reserve money-market fund and the Reserve Private Equity Series. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Fund reserves the right to record all exchange requests.

         The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the

Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Fund and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, the Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

         Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.

         The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Adviser's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Fund does not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Fund by 4:00 PM (Eastern time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern time) will be effected at the next calculated NAV.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by the Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. If shares of the Fund are purchased by check or Reserve Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may generally take up to ten (10) business days. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

Shareholder Service Policies. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.

         If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by The Fund, the investment adviser or the distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the fund, the investment adviser or the distributor.

Purchases and Redemptions through Others. Share purchases and redemptions may also be made through Firms which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms which utilize a centralized purchase method for shares may have an earlier cut-off for purchase orders than stated above and may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Fund's transfer agents will have no information about their accounts, which will be available only from their Firm. Some of these firms participate in the Fund's Plan of Distribution ("Plan"). Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

         The Fund ordinarily declares dividends from its net investment income on each day the Exchange and The Reserve Fund is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

         If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         The Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Fund may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."

         Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

         Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

         The exemption from federal income tax of dividends derived from interest on municipal obligations does not necessarily result in exemption under the tax laws of any state or local taxing authority.

         Shareholders are advised to consult their own tax advisor(s) with respect to the particular tax consequences to them of an investment in the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user. Further, shareholders are advised to consult with their tax advisers regarding the applicability of state and local taxes to an investment or income therefrom in the Fund which may differ from the federal income tax consequences described above.

         The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein.

                                YIELD INFORMATION

         Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.

         Yield information is useful in reviewing the Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

         Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from various industry publications. From time to time, the Fund in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

Joint Ownership. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Fund assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Fund harmless for actions taken by either party.

Use of Joint Prospectus and Statement of Additional Information. Although the Fund is offering only its own shares, it is possible that the Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, the Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

Reports and Statements. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

Reserve Easy Access. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

Inquiries. Shareholders should direct their inquiries to the firm from which they received the Prospectus or SAI or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                     RATINGS

         The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that are extremely strong characteristics will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

         There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates the strongest credit quality. Issues assigned this rating reflect an assurance of timely payment. Those obligations with an exceptionally strong credit quality will be denoted with a plus (+) sign. Issues assigned the rating of F1+ are regarded as having the strongest degree assurance for timely payment.

PART C
Item 23. Exhibits


       (a) Declaration of Trust and Amendments filed as an exhibit to registrants Post-Effective Amendment No. 36 dated July 31, 1999, and incorporated by reference.


       (b) Bylaws and Amendments filed as an exhibit to registrants Post-Effective Amendment No. 36 dated July 31, 1999, and incorporated by reference.

       (c) Not Applicable

       (d) Form of Investment Management Agreement for the Fund


       (e) Form of Distribution Agreement and Plan of Distribution filed as an exhibit to Registrant's Pre-Effective Amendment No. 1 dated July 22, 1983 and incorporated by reference. Amendment to Plan of Distribution filed as exhibit to Post-Effective Amendment No. 11 dated August 1, 1988 and incorporated by reference.

       (f) Pension Plan of Reserve Management Corp. filed as an exhibit to Post-Effective Amendment No. 32 of The Reserve Fund (File No. 2-36429); amendments thereto filed as an exhibit to Post-Effective Amendment No. 45 and incorporated by reference.

       (g) Custodian Agreement with Chase Manhattan Bank filed as exhibit to registrants Post-Effective Amendment No. 36 dated July 31, 1999 and incorporated by reference.

       (h) Not applicable

       (i) Opinion of Counsel


       (j) Consent of Auditors *

       (k) Not applicable
       (l) Not applicable

       (m) Form of Registered Dealer Agreement filed as exhibit to registrants Post-Effective Amendment No. 36 dated July 31, 1999 and incorporated by reference.

       (n) Financial Data Schedules*
       (o) Not applicable
     ---------

* To be filed with subsequent Post-Effective Amendment.


Item 24. Persons Controlled by or Under Common Control with Registrant Not Applicable

Item 25. Indemnification
Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser

Name Position with the Adviser Other Businesses

------------------------------------------------------------------------------------------------------------------
Bruce R. Bent                             President                       President and Director of Reserve
                                                                          Management Corporation and Chairman
                                                                          and Director and of Resrv Partners, Inc.
                                                                          both of the same address as the Trust.
------------------------------------------------------------------------------------------------------------------
Bruce R. Bent II                          Vice President and              Vice President, Secretary and
                                            Secretary                     Director of Reserve Management
                                                                          Corporation and Secretary and
                                                                          Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
------------------------------------------------------------------------------------------------------------------
Arthur T. Bent III                        Vice President and              Vice President, Treasurer and
                                            Treasurer                     Director of Reserve Management
                                                                          Corporation and Treasurer
                                                                          and Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
------------------------------------------------------------------------------------------------------------------



Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Institutional Trust, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant

--------------------------------------------------------------------------
Bruce R. Bent                             Chairman and Director
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
Mary A. Belmonte                          President
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
Bruce R. Bent II                          Secretary and Director
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
Arthur Bent III                           Treasurer and Director
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
MaryKathleen Foynes                       Counsel & Assistant Secretary
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------
James Freisen                             Controller
1250 Broadway
New York, New York 10001-3701
--------------------------------------------------------------------------


Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

       See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

         Not Applicable

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (a) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 37 its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 30th day of NOVEMBER, 1999.


                            RESERVE TAX-EXEMPT TRUST

                                                   By:  /s/ Bruce R. Bent
                                                       -------------------------
                                                        Bruce R. Bent, President


            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Signature                        Title                                                 Date
/s/ Bruce R. Bent                President, Treasurer and Trustee (principal           November 30, 1999
---------------------------------  executive operating and financial officer)
Bruce R. Bent

*                                Trustee                                               November 30, 1999
---------------------------------
Edwin Ehlert Jr.

*                                Trustee                                               November 30, 1999
---------------------------------
Henri W. Emmet

*                                Trustee                                               November 30, 1999
---------------------------------
Donald J. Harrington

/s/ Bruce R. Bent II             Trustee                                               November 30, 1999
---------------------------------
Bruce R. Bent II

*                                Trustee                                               November 30, 1999
---------------------------------
William E. Viklund

*                                Trustee                                               November 30, 1999
---------------------------------
Diana P Hermann

*                                Trustee                                               November 30, 1999
---------------------------------
William Montgoris

/s/ MaryKathleen Gaza            Counsel and Secretary                                 November 30, 1999
---------------------------------
MaryKathleen Gaza
*Attorney-in-Fact